Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Subordinated Liabilities [Abstract]
Schedule of Subordinated Liabilities

	Group
	2022	2021
	£m	£m
£325m Sterling preference shares	344	344
Undated subordinated liabilities	219	240
Dated subordinated liabilities	1,769	1,644
	2,332	2,228

Disclosure of Undated Subordinated Liabilities Explanatory

			Group
		2022	2021
	First call date	£m	£m
10.0625% Exchangeable capital securities	n/a	205	205
7.125% 30 Year Step-up perpetual callable subordinated notes	2030	14	35
		219	240

Disclosure of Dated Subordinated Liabilities Explanatory

	Group
		2022	2021
	Maturity	£m	£m
5% Subordinated notes (US$1,500m)	2023	591	548
4.75% Subordinated notes (US$1,000m)	2025	608	541
7.95% Subordinated notes (US$1,000m)	2029	207	221
6.50% Subordinated notes	2030	22	28
5.875%Subordinated notes	2031	7	9
5.625%Subordinated notes (US$500m)	2045	334	297
		1,769	1,644